Segment and Geographical Information	12 Months Ended
Mar. 31, 2022
Disclosure of operating segments [abstract]
Segment and Geographical Information	SEGMENT AND GEOGRAPHICAL INFORMATION
Revenues by geographic location
The following table presents total external revenues by geographic location based on location of the external customers:

Year ended	March 31,
	2022		2021
	$	%	$	%
Canada	280,633	64.1	162,764	56.6
U.S.	142,200	32.5	114,608	39.8
International	15,052	3.4	10,271	3.6
	437,885	100.0	287,643	100.0

21. SEGMENT AND GEOGRAPHICAL INFORMATION (CONT’D)
Long-lived assets by geographic location
The following table presents the total net book value of the Group’s long-lived assets by geographic location:

As at	March 31,
	2022		2021
	$	%	$	%
Canada	154,251	56.4	62,172	48.2
U.S.	118,023	43.1	65,784	51.0
International	1,299	0.5	1,107	0.8
	273,573	100.0	129,063	100.0

Information about revenues and deferred revenues
An analysis of the Group’s revenues from customers for each major service category is as follows:

Year ended	March 31,
	2022		2021
	$	%	$	%
Consulting and support services - time and materials arrangements	382,143	87.3	254,155	88.3
Consulting and support services - fixed-fee arrangements	45,539	10.4	24,099	8.4
Other revenue	10,203	2.3	9,389	3.3
	437,885	100.0	287,643	100.0

During the year ended March 31, 2022 and 2021, significantly all amounts included in the opening balance of deferred revenues were recognized as revenue.
Major customer
During the year ended March 31, 2022 one client generated more than 10% of total revenue for $63,391,000 (one client generated more than 10% of total revenue for $30,297,000 in 2021). As at March 31, 2022, accounts receivable and other receivables from one major customer amounted to $19,771,000 or 19.6% of total accounts receivable and other receivables (March 31, 2021 - one major customer amounted to $11,011,000 or 15.9%).